Consolidated Statements of Shareholders' Equity - EUR (€) € in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2014	24,865,420
Balance at Dec. 31, 2014	€ 3,282	€ 57,344	€ (41,102)	€ (3,211)	€ (1,172)	€ 15,141
Net income (loss)			(1,667)			(1,667)
Translation adjustment				(374)		(374)
Warrants and stock options granted or exercised		63			30	92
Capital increase (in shares)	518,041
Capital increase	€ 66	1,153				1,219
Provision for retirement indemnities				18		18
Balance (in shares) at Dec. 31, 2015	25,383,461
Balance at Dec. 31, 2015	€ 3,348	58,560	(42,769)	(3,567)	(1,142)	14,430
Net income (loss)			3,842			3,842
Translation adjustment				(144)		(144)
Warrants and stock options granted or exercised		360				360
Capital increase (in shares)	3,344,155
Capital increase	€ 435	5,765				6,200
Provision for retirement indemnities				(238)		(238)
Balance (in shares) at Dec. 31, 2016	28,727,616
Balance at Dec. 31, 2016	€ 3,783	64,685	(38,927)	(3,949)	(1,142)	24,451
Net income (loss)			(681)			(681)
Translation adjustment				288		288
Warrants and stock options granted or exercised		382				382
Capital increase (in shares)	270,250
Capital increase	€ 35	627				662
Provision for retirement indemnities				57		57
Balance (in shares) at Dec. 31, 2017	28,997,866
Balance at Dec. 31, 2017	€ 3,818	€ 65,694	€ (39,608)	€ (3,604)	€ (1,142)	€ 25,158